Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2LNY File No. 811-07368, CIK 0000894418 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-2LNY, a unit investment trust registered under the Act, recently mailed to its contract owners the Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust (CIK: 0000778207)

•	Dreyfus Variable Investment Fund (CIK: 0000813383)

•	Dreyfus Stock Index Fund, Inc. Fund (CIK: 0000846800)

•	The Dreyfus Socially Responsible Growth Fund, Inc. (CIK: 0000890064)

•	Dreyfus Investment Portfolios (CIK: 0001056707)

This filing constitutes the filing of those reports are required by Rule 30b-2 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies have filed or will file its Annual Report with the Commission via EDGAR. To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith, Vice President

Transamerica Financial Life Insurance Company